Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
NORTHERN ENHANCED LARGE CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ENHANCED LARGE CAP FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and dividend income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85.90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in a broadly diversified portfolio of equity securities in large capitalization U.S. companies, including foreign issuers that are traded in the U.S. Large capitalization companies generally are considered to be those whose market capitalization is, at the time the Fund makes an investment, within the range of the market capitalization of the companies in the S&P 500® Index. As of May 31, 2013, the market capitalization of the companies in the S&P 500 Index was between $1.8 billion and $422.3 billion. The size of companies in the S&P 500 Index changes with market conditions. In addition, changes to the composition of the S&P 500 Index can change the market capitalization range of companies in that index. The Fund is not limited to the stocks included in the S&P 500 Index and may invest in other stocks that meet the Fund's investment adviser's criteria discussed below.

The Fund's investment strategy attempts to create a portfolio with similar risk, style, capitalization and industry characteristics as the S&P 500 Index with the potential to provide excess returns by allowing the Fund to hold a portion, but not all of the securities in the S&P 500 Index. In managing the Fund, the Fund's investment adviser attempts to achieve the Fund's objective by overweighting those stocks that it believes will outperform the S&P 500 Index and underweighting (or excluding entirely) those stocks that it believes will underperform the S&P 500 Index. The Fund seeks to accomplish this goal by employing a strategy that uses statistics and advanced econometric methods to determine which fundamental and quantifiable stock or firm characteristics (such as relative valuation, price momentum and earnings quality) are predictive of future stock performance. The characteristics are combined to create a proprietary multifactor quantitative stock selection model which generates stock specific forecasts that are used along with risk controls to determine security weightings. The investment management team's approach, based primarily on applying quantitative methods to fundamental research (e.g., selecting stocks based on economic, financial, and market analysis), is applied within a risk constrained environment that is intended to increase return and result in a portfolio having characteristics similar to the S&P 500 Index. The team will normally sell a security that it believes is no longer attractive based upon the evaluation criteria described above.

The Fund's investment adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

		Standard & Poor's® Rating Service does not endorse any of the securities in the S&P 500 Index. It is not a sponsor of the Enhanced Large Cap Fund and is not affiliated with the Fund in any way.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	MARKET RISK is the risk that the value of equity securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

MANAGEMENT RISK is the risk that a strategy used by the Fund's investment adviser may fail to produce the intended results.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

		As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

		Updated performance information for the Fund is available and may be obtained on the Fund’s Web site at www.northernfunds.com or by calling 800-595-9111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-595-9111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* Year to date total return for the six months ended June 30, 2013 is 16.24%. For the periods shown in the bar chart above, the highest quarterly return was 16.65% in the second quarter of 2009, and the lowest quarterly return was (23.19)% in the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
NORTHERN ENHANCED LARGE CAP FUND | NORTHERN ENHANCED LARGE CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	1.68%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
Transfer Agency Fees	rr_Component2OtherExpensesOverAssets	0.10%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.36%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	489
5 Years	rr_ExpenseExampleYear05	941
10 Years	rr_ExpenseExampleYear10	$ 2,196
2006	rr_AnnualReturn2006	16.10%
2007	rr_AnnualReturn2007	0.96%
2008	rr_AnnualReturn2008	(37.79%)
2009	rr_AnnualReturn2009	26.77%
2010	rr_AnnualReturn2010	13.07%
2011	rr_AnnualReturn2011	4.13%
2012	rr_AnnualReturn2012	14.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.19%)
1-Year	rr_AverageAnnualReturnYear01	14.51%
5-Year	rr_AverageAnnualReturnYear05	1.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2005
NORTHERN ENHANCED LARGE CAP FUND | Return after taxes on distributions | NORTHERN ENHANCED LARGE CAP FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	14.16%
5-Year	rr_AverageAnnualReturnYear05	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
NORTHERN ENHANCED LARGE CAP FUND | Return after taxes on distributions and sale of Fund shares | NORTHERN ENHANCED LARGE CAP FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	9.89%
5-Year	rr_AverageAnnualReturnYear05	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
NORTHERN ENHANCED LARGE CAP FUND | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.00%
5-Year	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%

[1]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; and extraordinary expenses and interest, if any) to the extent the "Total Annual Fund Operating Expenses" exceed 0.60%. This contractual limitation may not be terminated before July 31, 2014 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.